Income Taxes - Summary of significant components of the Company's deferred income tax asset (liabilities) (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning	$ (4,168,905)	$ (3,854,615)
Acquired in business combinations		(1,136,805)
Recovery/ (expense) through earnings	1,822,109	668,209	$ 2,692,313
Recovery/ (expense) through equity		24,000
Recovery/ (expense) through OCI	55,739	130,306
Balance in ending	(2,291,057)	(4,168,905)	(3,854,615)
Property, plant and equipment [member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning	261,661
Acquired in business combinations		(376)
Recovery/ (expense) through earnings	(195,977)	263,436
Recovery/ (expense) through OCI	2,575	(1,399)
Balance in ending	68,259	261,661
Intangible assets other than goodwill [member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning	(5,012,355)	(5,321,008)
Acquired in business combinations		(1,136,429)
Recovery/ (expense) through earnings	1,415,370	1,280,692
Recovery/ (expense) through OCI	73,801	164,390
Balance in ending	(3,523,184)	(5,012,355)	(5,321,008)
Loans And Accrued Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning	(1,714,850)	(1,696,435)
Recovery/ (expense) through earnings	1,471,654	(41,233)
Recovery/ (expense) through equity		24,000
Recovery/ (expense) through OCI	(1,816)	(1,182)
Balance in ending	(245,012)	(1,714,850)	(1,696,435)
Share Issuance Costs [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning	27,453
Recovery/ (expense) through earnings	25,467	27,453
Balance in ending	52,920	27,453
Foreign Exchange [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning	0	(39,533)
Recovery/ (expense) through earnings	(6,765)	39,533
Recovery/ (expense) through OCI	24
Balance in ending	(6,741)	0	(39,533)
Non-capital losses/net operating losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Balance in beginning	2,269,186	3,202,361
Recovery/ (expense) through earnings	(887,640)	(901,672)
Recovery/ (expense) through OCI	(18,845)	(31,503)
Balance in ending	$ 1,362,701	$ 2,269,186	$ 3,202,361